UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21791

Global Income & Currency Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments 333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Global Income & Currency Fund Inc. (GCF)
September 30, 2011

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 103.9%
	Sovereign Debt – 46.4%
	Australia – 4.4%
3,400 AUD	Australian Government	5.750%	4/15/12	AAA	$3,318,443
	Mexico – 5.7%
62,000 MXN	Mexican Treasury Bills	0.000%	3/08/12	Baa1	4,383,894
	Poland – 11.1%
29,000 PLD	Republic of Poland	0.000%	7/25/12	A	8,444,747
	South Africa – 12.8%
81,000 ZAR	Republic of South Africa	0.000%	3/14/12	A-2	9,782,898
	Turkey – 12.4%
18,300 TRY	Republic of Turkey, Government Bond	0.000%	4/25/12	N/R	9,426,046
	Total Sovereign Debt				35,356,028
	U.S. Government and Agency Obligations – 52.6%
2,000	Federal Home Loan Banks, Discount Notes	0.000%	1/09/12	Aaa	1,999,892
7,000	Federal Home Loan Banks, Discount Notes	0.135%	2/13/12	Aaa	6,999,482
5,000	Federal Home Loan Mortgage Corporation, Notes	5.500%	8/20/12	Aaa	5,229,365
6,000	Federal National Mortgage Association	0.095%	11/09/11	Aaa	5,999,874
6,000	Federal National Mortgage Association	0.135%	12/14/11	Aaa	5,999,760
4,000	Federal National Mortgage Association	0.000%	12/19/11	Aaa	3,999,828
5,000	United States of America Treasury Notes, (4)	1.750%	11/15/11	Aaa	5,009,960
4,750	United States of America Treasury Notes, (4)	1.875%	6/15/12	Aaa	4,807,147
39,750	Total U.S. Government and Agency Obligations				40,045,308
	Repurchase Agreements – 4.9%
$ 3,723	Repurchase Agreement with State Street Bank, dated 9/30/11, repurchase price $3,722,871, collateralized by $3,825,000 U.S. Treasury Notes, 1.375%, due 9/30/18, value $3,801,094	0.010%	10/03/11	N/A	3,722,868
	Total Short-Term Investments (cost $81,624,837)				79,124,204
	Total Investments (cost $81,624,837) – 103.9%				79,124,204
	Other Assets Less Liabilities – (3.9)% (5)				(3,001,050)
	Net Assets – 100%				$ 76,123,154

Investments in Derivatives at September 30, 2011:

Call Options Purchased outstanding:

		Put	Call
		Notional	Notional	Expiration	Strike
Type	Counterparty	Amount	Amount (6)	Date	Price	Value
Currency Option	JPMorgan Chase	6,000,000 USD	71,040,000 MXN	11/10/11	11.8400 MXN	$ 1,236
	Total Call Options Purchased (premiums paid $98,400)					$ 1,236

Put Options Purchased outstanding:

		Put	Call
		Notional	Notional	Expiration	Strike
Type	Counterparty	Amount	Amount (6)	Date	Price	Value
Currency Option	JPMorgan Chase	4,000,000 USD	6,292,000 TRY	10/04/11	1.5730 TRY	$ —
	Total Put Options Purchased (premiums paid $34,300)					$ —

Call Options Written outstanding:

		Put	Call
		Notional	Notional	Expiration	Strike
Type	Counterparty	Amount	Amount (6)	Date	Price	Value
Currency Option	JPMorgan Chase	(4,000,000) USD	(6,878,000) TRY	10/04/11	1.7195 TRY	$ (323,700)
	Total Call Options Written (premiums received $44,300)					$ (323,700)

Put Options Written outstanding:

		Put	Call
		Notional	Notional	Expiration	Strike
Type	Counterparty	Amount	Amount (6)	Date	Price	Value
Currency Option	JPMorgan Chase	(6,000,000) USD	(83,700,000) MXN	11/10/11	13.9500 MXN	$ (201,564)
	Total Put Options Written (premiums received $98,400)					$ (201,564)

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
						Appreciation
		Amount	In Exchange For	Amount	Settlement	Depreciation)
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)
Citibank N.A.	Australian Dollar	4,000,000	U.S. Dollar	4,228,800	11/07/11	$ 373,960
Morgan Stanley	Brazilian Real	14,400,000	U.S. Dollar	8,006,672	10/04/11	348,116
Citibank N.A.	Czech Koruna	74,000,000	U.S. Dollar	4,413,563	10/31/11	396,463
Deutsche Bank AG	Danish Krone	14,300,000	U.S. Dollar	2,593,305	11/29/11	18,823
Bank of America	Euro	3,000,000	U.S. Dollar	4,196,160	10/12/11	177,151
Morgan Stanley	Indian Rupee	180,000,000	U.S. Dollar	3,655,564	10/07/11	(14,957)
Bank of America	Japanese Yen	680,000,000	U.S. Dollar	8,758,034	10/21/11	(60,282)
Morgan Stanley	Malaysian Ringgit	14,000,000	U.S. Dollar	4,403,901	10/03/11	18,623
Morgan Stanley	Malaysian Ringgit	13,000,000	U.S. Dollar	4,088,050	10/06/11	18,268
Morgan Stanley	New Zealand Dollar	5,000,000	U.S. Dollar	3,885,000	10/05/11	73,517
Citibank N.A.	Philippine Peso	130,000,000	U.S. Dollar	3,064,737	10/31/11	103,407
Morgan Stanley	Polish Zloty	15,800,000	U.S. Dollar	5,453,918	10/31/11	697,174
Morgan Stanley	Pound Sterling	7,000,000	U.S. Dollar	11,058,180	11/21/11	147,463
JPMorgan Chase	South African Rand	44,800,000	U.S. Dollar	6,235,820	10/21/11	701,340
JPMorgan Chase	South Korean Won	4,200,000,000	U.S. Dollar	3,598,972	10/06/11	35,312
JPMorgan Chase	Swedish Krona	26,000,000	U.S. Dollar	4,071,725	10/05/11	282,580
Deutsche Bank AG	Swedish Krona	27,000,000	U.S. Dollar	4,227,006	10/12/11	293,556
Bank of America	Swiss Franc	7,000,000	U.S. Dollar	8,231,614	10/05/11	508,609
Citibank N.A.	Swiss Franc	8,500,000	U.S. Dollar	9,720,396	11/21/11	333,912
Morgan Stanley	Turkish Lira	8,300,000	U.S. Dollar	4,892,714	10/11/11	432,038
Morgan Stanley	U.S. Dollar	4,700,353	Malaysian Ringgit	14,000,000	10/03/11	(315,075)
Morgan Stanley	U.S. Dollar	3,944,530	Brazilian Real	6,400,000	10/04/11	(540,727)
Citibank N.A.	U.S. Dollar	4,804,805	Brazilian Real	8,000,000	10/04/11	(550,051)
Bank of America	U.S. Dollar	8,637,497	Swiss Franc	7,000,000	10/05/11	(914,491)
Morgan Stanley	U.S. Dollar	4,116,100	New Zealand Dollar	5,000,000	10/05/11	(304,617)
JPMorgan Chase	U.S. Dollar	4,104,021	Swedish Krona	26,000,000	10/05/11	(314,876)
JPMorgan Chase	U.S. Dollar	3,947,368	South Korean Won	4,200,000,000	10/06/11	(383,708)
Morgan Stanley	U.S. Dollar	4,374,306	Malaysian Ringgit	13,000,000	10/06/11	(304,524)
Morgan Stanley	U.S. Dollar	3,920,714	Indian Rupee	180,000,000	10/07/11	(250,193)
Morgan Stanley	U.S. Dollar	2,381,486	Turkish Lira	4,250,000	10/11/11	(97,405)
Deutsche Bank AG	U.S. Dollar	4,159,157	Swedish Krona	27,000,000	10/12/11	(225,708)
Citibank N.A.	U.S. Dollar	5,838,740	South Korean Won	6,300,000,000	10/14/11	(511,822)
Morgan Stanley	U.S. Dollar	7,959,759	Brazilian Real	14,400,000	11/03/11	(358,324)
Morgan Stanley	U.S. Dollar	8,476,705	Malaysian Ringgit	27,000,000	11/03/11	(89,301)
Citibank N.A.	U.S. Dollar	4,769,280	Australian Dollar	4,500,000	11/07/11	(432,585)
JPMorgan Chase	U.S. Dollar	3,591,739	South Korean Won	4,200,000,000	11/07/11	(77,095)
HSBC	U.S. Dollar	5,359,057	Chilean Peso	2,500,000,000	11/09/11	(572,190)
Morgan Stanley	U.S. Dollar	3,633,611	Indian Rupee	180,000,000	11/14/11	(12,915)
Bank of America	U.S. Dollar	3,493,721	Chilean Peso	1,800,000,000	11/30/11	(56,361)
Morgan Stanley	U.S. Dollar	3,869,100	New Zealand Dollar	5,000,000	12/05/11	(73,949)
						$ (1,500,844)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2011:
		Level 1	Level 2	Level 3	Total
Investments:
Short-Term Investments		$–	$79,124,204	$–	$79,124,204
Derivatives:
Call Options Purchased		1,236	–	–	1,236
Put Options Purchased		–	–	–	–
Call Options Written		(323,700)	–	–	(323,700)
Put Options Written		(201,564)	–	–	(201,564)
Forward Foreign Currency Exchange Contracts*		–	(1,500,844)	–	(1,500,844)
Total		$(524,028)	$77,623,360	$–	$77,099,332
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.
During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.
Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Funds as of September 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Foreign Currency	Forward Foreign Currency	Unrealized appreciation on forward		Unrealized depreciation on forward
Exchange Rate	Exchange Contracts	foreign currency exchange contracts	$ 4,960,312	foreign currency exchange contracts	$ 6,461,156
Foreign Currency
Exchange Rate	Options	Options purchased, at value	1,236	Options written, at value	525,264
Total			$ 4,961,548		$ 6,986,420
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences, arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments was $81,385,927.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:
Gross unrealized:
Appreciation					$ 230,875
Depreciation					(2,492,598)
Net unrealized appreciation (depreciation) of investments					$ (2,261,723)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for Investments in Derivatives.
(5)	Other Assets Less Liabliltites includes the Value and/or Net Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives at September 30, 2011.
(6)	Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.
N/A	Not applicable.
N/R	Not rated.
AUD	Australian Dollar
MXN	Mexican Peso
PLD	Polish Zloty
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Item 2. Controls and Procedures.

a.               The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Global Income & Currency Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011